Net Defined Benefit Liabilities - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (225,667)	₩ (210,336)	₩ (205,114)
Interest expense	(10,458)	(8,691)	(12,141)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	1,911,166	1,713,184
Current service cost	225,667	210,336
Interest expense	51,691	38,994
Benefit paid	(121,372)	(154,600)
Changes due to settlements of plan	9,801	(61)
Remeasurements:
Actuarial gains and losses arising from changes in demographic assumptions	4,600	3,353
Actuarial gains and losses arising from changes in financial assumptions	116,458	36,946
Actuarial gains and losses arising from experience adjustments	(19,919)	63,583
Changes in scope of consolidation	23,784	(569)
Ending balance	₩ 2,201,876	₩ 1,911,166	₩ 1,713,184